Assets held for sale (Details) - IHS Rwanda Limited - USD ($) $ in Millions	Jun. 30, 2025	May 20, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of ownership interests in subsidiary to be disposed		100.00%
Foreign exchange translation reserve	$ (15.5)
Between one and two years
Disclosure of analysis of single amount of discontinued operations [line items]
Agreed deferred consideration for sale of subsidiary		$ 70.0
Between two and three years
Disclosure of analysis of single amount of discontinued operations [line items]
Agreed deferred consideration for sale of subsidiary		24.5
Maximum
Disclosure of analysis of single amount of discontinued operations [line items]
Agreed consideration for sale of subsidiary		274.5
Agreed performance related earn out consideration from sale of subsidiary		$ 5.0